Certain Balance Sheet Components Certain Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Accounts Receivable, Net [Table Text Block]

Accounts receivable, net	December 31, 2011	December 31, 2010
	(in thousands)
Trade receivables (net of allowance of $6,049 and $9,045)	$328,845	$328,811
Unbilled receivables	42,796	42,851
Total accounts receivable, net	$371,641	$371,662

Summary of Allowance for Doubtful Accounts [Table Text Block]

Allowance for doubtful account activity	Year Ended December 31,
	2011	2010
	(in thousands)
Beginning balance	$9,045	$6,339
Provision (release) of doubtful accounts, net	(71)	3,357
Accounts written-off	(2,599)	(456)
Effects of change in exchange rates	(326)	(195)
Ending balance	$6,049	$9,045

Inventories [Table Text Block]

Inventories	December 31, 2011	December 31, 2010
	(in thousands)
Materials	$112,470	$106,021
Work in process	16,306	18,389
Finished goods	67,061	83,747
Total inventories	$195,837	$208,157

Property, Plant, and Equipment [Table Text Block]

Property, plant, and equipment, net	December 31, 2011	December 31, 2010
	(in thousands)
Machinery and equipment	$269,611	$265,113
Computers and purchased software	74,885	63,077
Buildings, furniture, and improvements	140,064	146,661
Land	26,126	35,968
Construction in progress, including purchased equipment	20,687	20,531
Total cost	531,373	531,350
Accumulated depreciation	(268,703)	(232,108)
Property, plant, and equipment, net	$262,670	$299,242

Depreciation Expense [Table Text Block]

Depreciation expense and capitalized interest	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Depreciation expense	$66,072	$62,154	$57,164
Capitalized interest	—	—	293